SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2013
Property and equipment, net
Useful life of leasehold improvements	2 years
Office equipment
Property and equipment, net
Useful life	5 years
Furniture
Property and equipment, net
Useful life	5 years
Vehicles
Property and equipment, net
Useful life	5 years
Buildings
Property and equipment, net
Useful life	25 years